STOCKPILES AND ORE ON LEACH PADS	12 Months Ended
Dec. 31, 2013
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STOCKPILES AND ORE ON LEACH PADS
NOTE 21	STOCKPILES AND ORE ON LEACH PADS

	At December 31,
	2013	2012
Current:
Stockpiles	$580	$602
Ore on leach pads	225	184

	$805	$786

Long-term:
Stockpiles	$2,434	$2,514
Ore on leach pads	246	382

	$2,680	$2,896

	At December 31,
	2013	2012
Stockpiles and ore on leach pads:
Carlin	$439	$358
Phoenix	109	77
Twin Creeks	327	264
La Herradura	57	57
Yanacocha	504	498
Boddington	304	474
Tanami	12	7
Jundee	7	34
Waihi	2	—
Kalgoorlie	107	132
Batu Hijau	1,290	1,543
Ahafo	292	235
Akyem	35	3

	$3,485	$3,682

In 2013, the Company recorded write-downs of $958 and $236, classified as components of Costs applicable to sales and Amortization, respectively, to reduce the carrying value of stockpiles and ore on leach pads to net realizable value. Of the write-downs in 2013, $85 are related to Carlin, $32 to La Herradura, $174 to Yanacocha, $222 to Boddington, $2 to Tanami, $4 to Waihi, $48 to Kalgoorlie and $627 to Batu Hijau.

In 2012, the company recorded write-downs of $28, classified as components of Costs applicable to sales and Amortization, of which $6 is related to Yanacocha, $6 to Tanami and $16 to Waihi.

In 2011, the company recorded write-downs of $1 related to Waihi and Tanami which are classified as components of Costs applicable to sales.